Warrants (Summary of Warrant Activity) (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding, beginning	2,725,000
Issued	2,141,000
Exercised
Expired
Outstanding, ending	4,866,000	2,725,000
Weighted Average Price Per Share
Outstanding, beginning	$ 2.00
Issued	$ 1.74
Exercised
Expired
Outstanding, ending	$ 1.89	$ 2.00
Pre Reverse Merger [Member]
Number of Shares
Issued		1,900,000
Weighted Average Price Per Share
Issued		$ 2.00
Post Reverse Merger [Member]
Number of Shares
Issued		825,000
Weighted Average Price Per Share
Issued		$ 2.00